BASIS OF PRESENTATION OF THE INTERIM COMBINED CARVE-OUT FINANCIAL CONDENSED STATEMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Codere Online Busines [Member]
Reserve Quantities [Line Items]
Schedile of Standards, amendments and interpretations

Standards, amendments and interpretations	Description	Mandatory application for financial years starting on or after:
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Benchmark Interest Rate Reform – Stage 2	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 related to the ongoing benchmark reform (Phase 2).	1 June 2021

Amendment to IFRS 4 – Deferred Application of IFRS 9	Deferred application of IFRS 9 to 2023	1 June 2021

Amendment to IFRS 3 – Reference to the Conceptual Framework	IFRS 3 is updated to align the definitions of assets and liabilities in a business combination with those in the Conceptual Framework.	1 January 2022

Amendment to IAS 16 – Proceeds Before Intended Use	The amendment prohibits deducting any proceeds from the sale of items produced while the company is preparing an asset for its intended use from the cost of an item of property, plant and equipment.	1 January 2022

Amendment to IAS 37 – Onerous Contracts – Cost of Fulfilling a Contract	The amendment explains that the direct cost of fulfilling a contract includes the incremental costs of fulfilling that contract and an allocation of other costs directly related to the performance of the contract.	1 January 2022

Standards, amendments and interpretations	Description	Mandatory application for financial years starting on or after:
Annual Improvements to IFRS 2018 – 2020.	Minor Amendments to IFRS 1, IFRS 9, IFRS 16 and IAS 41	1 January 2022

Amendments to IAS 1– Presentation of Financial Statements	Clarifications regarding the presentation of liabilities as current and non-current.	1 January 2023

IFRS 17 – Insurance contracts (includes amendment published on 25 June 2020)	Replaces IFRS 4 and clarifies the principles of registration, measurement, presentation and disclosure of insurance contracts in order to ensure that the entity provides relevant and reliable information that allows the users of the information to determine the effects of the contracts on their financial statements.	1 January 2023

Amendment of IAS 8 – Accounting policies, changes accounting estimates and errors: Definition of accounting estimates	The amendment will help to differentiate between changes in accounting estimates and changes in accounting policies	1 January 2023

Amendments to IAS 1 – Presentation of Financial Statements. Disclosure of accounting policies	The amendment will help improve disclosures on accounting policies to provide more useful information to investors and other primary users of financial statements.	1 January 2023